Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities
Net loss	$ (116,830)	$ 0
Adjustment to reconcile net loss to net cash provided by operating activities:
Expenses paid by stockholder and contributed as capital	0	0
Changes in operating assets and liabilities
Prepaid expense	7,400	0
Other current asset	(148,571)	0
Accounts payable	(10,000)	0
Accrued liabilities	5,153	0
Officer's compensation payable	30,000	0
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(232,848)	0
Cash Flows from Investing Activities	0	0
Cash Flows from Financing Activities:
Cash proceeds from short term advances	2,500	0
Cash paid to related party against advances	(92,313)	0
Cash proceeds from sale of common stock	587,210	0
Net cash provided by financing activities	497,397	0
Net Increase in Cash and Cash Equivalents	264,549	0
Cash and cash equivalents, beginning of the period	59,837	0
Cash and cash equivalents, end of the period	324,386	0
Supplemental disclosures of cash flow information:
Cash paid for income taxes	0	0
Cash paid for interest	0	0
Supplemental disclosures of non-cash investing and financing activities:
Conversion of deposits received into issuance of common stock	60,445	0
Assignment of patent and trademark in exchange of common stock	$ 20,000	$ 0